DESCRIPTION OF BUSINESS (Q1) (Details)					3 Months Ended
	Jun. 14, 2022 USD ($) $ / shares shares	Jun. 09, 2022 USD ($) $ / shares shares	Apr. 15, 2022 USD ($) shares	Nov. 09, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Feb. 28, 2022 USD ($)	Feb. 25, 2022 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Merger Consideration [Abstract]
Equity value of business combination				$ 245,000,000
Enterprise value of business combination				$ 300,000,000
Approval of Business Combination [Abstract]
Share price (in dollars per share) | $ / shares										$ 2.59
Completion of Business Combination [Abstract]
Net proceeds					$ 7,000,000	$ 0
Common Stock Purchase Agreement [Abstract]
Par value (in dollars per share) | $ / shares					$ 0.001				$ 0.001	$ 0.001
Preferred Stock [Abstract]
Conversion rate					1				1
Convertible Notes [Member]
Convertible Notes [Abstract]
Aggregate principal					$ 7,000,000.0		$ 7,000,000.0
Maturity date of convertible notes					Sep. 30, 2022
Interest rate on convertible notes					15.00%		15.00%
Subsequent Event [Member]
Merger Consideration [Abstract]
Equity value of business combination			$ 215,000,000
Enterprise value of business combination			$ 275,000,000
Amended and Restated Merger Agreement [Abstract]
Percentage of reduction in valuation			8.00%
Completion of Business Combination [Abstract]
Convertible notes								$ 7,000,000.0
Preferred Stock [Abstract]
Conversion rate	1
Subsequent Event [Member] | Maximum [Member]
Amended and Restated Merger Agreement [Abstract]
Common stock allocated as bonus (in shares) | shares			1,000,000
Bonus common stock allocated for each share held (in shares) | shares			1
Subsequent Event [Member] | Series A Preferred [Member]
Approval of Business Combination [Abstract]
Convertible notes conversion of common stock (in shares) | shares	5,088,944
Subsequent Event [Member] | Series B Preferred [Member]
Approval of Business Combination [Abstract]
Convertible notes conversion of common stock (in shares) | shares	4,584,202
Subsequent Event [Member] | Series Seed Preferred [Member]
Approval of Business Combination [Abstract]
Convertible notes conversion of common stock (in shares) | shares	6,911,715
Subsequent Event [Member] | Equity Financing Facility [Member] | Maximum [Member]
Equity Financing Facility [Abstract]
Aggregate principal amount of common shares			$ 50,000,000.0
Subsequent Event [Member] | Convertible Notes [Member]
Approval of Business Combination [Abstract]
Convertible notes conversion of common stock (in shares) | shares		730,493
Share price (in dollars per share) | $ / shares		$ 10.00
Repayment of principal		$ 7,000,000.0
Outstanding interest		$ 304,900
Convertible Notes [Abstract]
Maturity period of convertible notes			24 months
Aggregate principal	$ 11,000,000.0
Maturity date of convertible notes	Jun. 14, 2024
Discount issued on convertible notes	$ 1,000,000.0
Interest rate on convertible notes	6.00%
Completion of Business Combination [Abstract]
Net proceeds	$ 12,000,000.0
Gross proceeds	24,900,000
Convertible notes	7,000,000.0
Amount of unredeemed shares from TCAC trust	8,800,000
PIPE proceeds	6,100,000
Amount from senior secured original issue discount convertible promissory note	10,000,000.0
Common Stock Purchase Agreement [Abstract]
Amount of purchase agreement of common shares	$ 50,000,000.0
Par value (in dollars per share) | $ / shares	$ 0.0001
Preferred Stock [Abstract]
Conversion rate	1
Subsequent Event [Member] | Convertible Notes [Member] | Global Institutional Investor [Member]
Convertible Notes [Abstract]
Maturity period of convertible notes			24 months
Initial tranche closure			$ 11,000,000.0
Second tranche closure			$ 5,000,000.0
Term of closure of agreement			60 days
Subsequent Event [Member] | Convertible Notes [Member] | Global Institutional Investor [Member] | Maximum [Member]
Convertible Notes [Abstract]
Aggregate principal			$ 16,000,000.0